UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Address of principal executive offices)(Zip code)

Edward L. Jaroski
3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH CAPITAL FUND

Schedule of Investments
June 30, 2014 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

CHURCH MORTGAGE BONDS (a)

Alabama		1.31%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		116,424	0.35%
32,000	7.80%, 10/15/2025		30,179	0.09%
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		22,220	0.07%
24,000	7.50%, 04/10/2018		24,240	0.07%
25,000	7.50%, 04/10/2019		25,250	0.08%
28,000	7.50%, 04/10/2020		28,280	0.08%
30,000	7.50%, 04/10/2021		29,616	0.09%
23,000	7.50%, 10/10/2017		23,230	0.07%
25,000	7.50%, 10/10/2018		25,250	0.07%
27,000	7.50%, 10/10/2019		27,270	0.08%
28,000	7.50%, 10/10/2020		28,112	0.08%
32,000	8.00%, 04/10/2022		30,262	0.09%
31,000	8.00%, 10/10/2021		30,290	0.09%
Arizona		2.35%
	First Southern Baptist Church of Lake Havasu, Inc. (c) (d)
32,000	7.60%, 03/19/2028		22,538	0.07%
38,000	7.60%, 03/19/2029		26,771	0.08%
41,000	7.60%, 03/19/2030		28,634	0.08%
44,000	7.60%, 03/19/2031		30,730	0.09%
48,000	7.60%, 03/19/2032		33,523	0.10%
51,000	7.60%, 03/19/2033		35,618	0.11%
55,000	7.60%, 03/19/2034		38,412	0.11%
60,000	7.60%, 03/19/2035		41,904	0.12%
64,000	7.60%, 03/19/2036		44,698	0.13%
70,000	7.60%, 03/19/2037		48,888	0.15%
75,000	7.60%, 03/19/2038		52,380	0.16%
37,000	7.60%, 09/19/2028		26,063	0.08%
40,000	7.60%, 09/19/2029		27,936	0.08%
43,000	7.60%, 09/19/2030		30,031	0.09%
46,000	7.60%, 09/19/2031		32,126	0.10%
50,000	7.60%, 09/19/2032		34,920	0.10%
54,000	7.60%, 09/19/2033		37,714	0.11%
58,000	7.60%, 09/19/2034		40,507	0.12%
62,000	7.60%, 09/19/2035		43,301	0.13%
42,000	7.60%, 09/19/2036		29,333	0.09%
72,000	7.60%, 09/19/2037		50,285	0.15%
24,000	8.00%, 03/19/2023		16,970	0.05%
25,000	8.00%, 09/19/2023		17,572	0.05%
California		12.76%
	First Baptist Church of Clovis
58,000	7.30%, 04/15/2035		46,499	0.14%
	San Bernardino Church of God Christian Centre (c) (d)
58,854	8.30%, 03/15/2024		58,548	0.17%
63,181	8.30%, 09/15/2025		62,852	0.19%
	Sonrise Baptist Church of Clovis (c) (d)
9,000	7.60%, 01/15/2030		4,427	0.01%
32,000	7.60%, 01/15/2031		15,741	0.05%
35,000	7.60%, 01/15/2032		17,216	0.05%
37,000	7.60%, 01/15/2033		18,200	0.05%
40,000	7.60%, 01/15/2034		19,676	0.06%
43,000	7.60%, 01/15/2035		21,152	0.06%
46,000	7.60%, 01/15/2036		22,627	0.07%
50,000	7.60%, 01/15/2037		24,595	0.07%
54,000	7.60%, 01/15/2038		26,563	0.08%
1,000	7.60%, 07/15/2028		496	0.00%
1,000	7.60%, 07/15/2030		492	0.00%
33,000	7.60%, 07/15/2031		16,233	0.05%
36,000	7.60%, 07/15/2032		17,708	0.05%
13,000	7.60%, 07/15/2033		6,395	0.02%
42,000	7.60%, 07/15/2034		20,660	0.06%
45,000	7.60%, 07/15/2035		22,136	0.07%
49,000	7.60%, 07/15/2036		24,103	0.07%
52,000	7.60%, 07/15/2037		25,579	0.08%
31,000	7.60%, 07/15/2038		15,249	0.05%
	Trinity Southern Baptist Church of Livermore, California
48,000	7.20%, 09/18/2019		48,326	0.14%
53,000	7.20%, 09/18/2020		52,571	0.16%
111,000	7.30%, 03/18/2030		93,673	0.28%
143,000	7.30%, 03/18/2032		117,489	0.35%
98,000	7.30%, 03/18/2034		79,576	0.24%
128,000	7.30%, 09/18/2030		107,277	0.32%
148,000	7.30%, 09/18/2032		121,286	0.36%
159,000	7.30%, 09/18/2033		129,553	0.38%
	The United Pentecostal Church of Modesto, Inc. (c) (d)
43,000	7.50%, 05/21/2021		35,208	0.10%
45,000	7.50%, 05/21/2022		36,886	0.11%
20,000	7.50%, 11/21/2020		16,366	0.05%
43,000	7.50%, 11/21/2021		35,230	0.10%
53,000	7.60%, 05/21/2024		43,232	0.13%
56,000	7.60%, 05/21/2025		45,702	0.14%
62,000	7.60%, 05/21/2026		50,617	0.15%
66,000	7.60%, 05/21/2027		53,909	0.16%
71,000	7.60%, 05/21/2028		58,014	0.17%
89,000	7.60%, 05/21/2031		72,099	0.21%
96,000	7.60%, 05/21/2032		77,770	0.23%
103,000	7.60%, 05/21/2033		83,440	0.25%
112,000	7.60%, 05/21/2034		90,731	0.27%
51,000	7.60%, 11/21/2023		41,590	0.12%
55,000	7.60%, 11/21/2024		44,874	0.13%
59,000	7.60%, 11/21/2025		48,162	0.14%
69,000	7.60%, 11/21/2027		56,366	0.17%
73,000	7.60%, 11/21/2028		59,656	0.18%
86,000	7.60%, 11/21/2030		69,669	0.21%
92,000	7.60%, 11/21/2031		74,529	0.22%
99,000	7.60%, 11/21/2032		80,200	0.24%
115,000	7.60%, 11/21/2034		93,161	0.28%
	Victory Christian Center of the Desert, Inc. (c) (d)
31,000	8.40%, 04/15/2021		31,310	0.09%
34,000	8.40%, 04/15/2022		34,340	0.10%
36,000	8.40%, 04/15/2023		36,256	0.11%
40,000	8.40%, 04/15/2024		40,056	0.12%
43,000	8.40%, 04/15/2025		43,077	0.13%
47,000	8.40%, 04/15/2026		47,103	0.14%
51,000	8.40%, 04/15/2027		51,128	0.15%
55,000	8.40%, 04/15/2028		55,160	0.16%
60,000	8.40%, 04/15/2029		60,192	0.18%
65,000	8.40%, 04/15/2030		64,662	0.19%
70,000	8.40%, 04/15/2031		69,636	0.21%
76,000	8.40%, 04/15/2032		75,605	0.22%
83,000	8.40%, 04/15/2033		82,568	0.25%
90,000	8.40%, 04/15/2034		89,532	0.27%
30,000	8.40%, 10/15/2020		30,279	0.09%
32,000	8.40%, 10/15/2021		32,320	0.10%
35,000	8.40%, 10/15/2022		35,231	0.10%
38,000	8.40%, 10/15/2023		38,046	0.11%
41,000	8.40%, 10/15/2024		41,066	0.12%
45,000	8.40%, 10/15/2025		45,090	0.13%
48,000	8.40%, 10/15/2026		48,115	0.14%
53,000	8.40%, 10/15/2027		53,143	0.16%
57,000	8.40%, 10/15/2028		57,171	0.17%
62,000	8.40%, 10/15/2029		61,678	0.18%
68,000	8.40%, 10/15/2030		67,646	0.20%
74,000	8.40%, 10/15/2031		73,615	0.22%
80,000	8.40%, 10/15/2032		79,584	0.24%
87,000	8.40%, 10/15/2033		86,548	0.26%
69,000	8.40%, 10/15/2034		68,641	0.20%
	"The Well" Ministry of Rescue (c) (d)
21,000	8.40%, 05/15/2020		21,181	0.06%
23,000	8.40%, 05/15/2021		23,117	0.07%
25,000	8.40%, 05/15/2022		25,250	0.07%
27,000	8.40%, 05/15/2023		27,194	0.08%
22,000	8.40%, 11/15/2020		22,101	0.07%
24,000	8.40%, 11/15/2021		24,240	0.07%
26,000	8.40%, 11/15/2022		26,174	0.08%
28,000	8.40%, 11/15/2023		28,034	0.08%
Connecticut		1.45%
	Full Gospel Foundation Building Ministries International
19,000	7.50%, 01/21/2021		18,958	0.06%
21,000	7.50%, 01/21/2022		19,509	0.06%
22,000	7.50%, 01/21/2023		20,416	0.06%
24,000	7.50%, 07/21/2023		22,382	0.07%
23,000	7.60%, 01/21/2026		21,307	0.06%
30,000	7.60%, 01/21/2027		27,507	0.08%
32,000	7.60%, 01/21/2028		29,015	0.09%
35,000	7.60%, 01/21/2029		31,027	0.09%
38,000	7.60%, 01/21/2030		33,071	0.10%
40,000	7.60%, 01/21/2031		34,388	0.10%
43,000	7.60%, 01/21/2032		36,507	0.11%
29,000	7.60%, 07/21/2026		26,729	0.08%
33,000	7.60%, 07/21/2028		29,608	0.09%
36,000	7.60%, 07/21/2029		31,543	0.09%
39,000	7.60%, 07/21/2030		33,716	0.10%
42,000	7.60%, 07/21/2031		35,906	0.11%
45,000	7.60%, 07/21/2032		38,070	0.10%
Florida		18.09%
	Abyssinia Missionary Baptist Church Ministries, Inc. (c) (d)
257,000	7.50%, 03/15/2027		137,675	0.41%
212,000	7.50%, 03/15/2028		113,611	0.34%
187,000	7.50%, 03/15/2029		100,251	0.30%
290,000	7.50%, 03/15/2030		154,077	0.46%
91,000	7.50%, 03/15/2031		48,348	0.14%
166,000	7.50%, 09/15/2027		88,943	0.26%
120,000	7.50%, 09/15/2028		64,320	0.19%
145,000	7.50%, 09/15/2029		77,038	0.23%
332,000	7.50%, 09/15/2030		176,392	0.52%
	Bethel Baptist Institutional Church, Inc. (c) (d)
150,000	7.80%, 01/21/2021		65,700	0.20%
75,000	7.90%, 01/21/2026		32,767	0.10%
523,000	7.90%, 01/21/2030		226,773	0.67%
124,000	7.90%, 07/21/2023		54,114	0.16%
251,000	7.90%, 07/21/2025		109,637	0.33%
129,000	7.90%, 07/21/2026		56,360	0.17%
171,000	7.90%, 07/21/2027		74,744	0.22%
218,000	7.90%, 07/21/2028		95,310	0.28%
259,000	7.90%, 07/21/2030		112,302	0.33%
	Celebration Baptist Church of Jacksonville, Florida, Inc. (c) (d)
17,000	8.10%, 06/15/2015		17,170	0.05%
33,000	8.20%, 12/15/2015		33,330	0.10%
69,000	8.40%, 06/15/2021		69,366	0.21%
74,000	8.40%, 06/15/2022		74,740	0.22%
10,000	8.40%, 06/15/2025		10,020	0.03%
24,000	8.40%, 06/15/2027		24,065	0.07%
199,000	8.40%, 06/15/2034		197,985	0.59%
65,000	8.40%, 12/15/2020		65,312	0.19%
71,000	8.40%, 12/15/2021		71,710	0.21%
71,000	8.40%, 12/15/2022		71,490	0.21%
23,000	8.40%, 12/15/2026		23,060	0.07%
29,000	8.40%, 12/15/2029		28,852	0.09%
32,000	8.40%, 12/15/2030		31,837	0.09%
117,000	8.40%, 12/15/2032		116,403	0.35%
84,000	8.40%, 12/15/2033		83,572	0.25%
70,000	8.40%, 12/15/2034		69,643	0.21%
	LifePoint Community Church of Tampa Bay, Inc.
71,000	8.40%, 04/20/2019		71,710	0.21%
78,000	8.40%, 04/20/2020		78,780	0.23%
84,000	8.40%, 04/20/2021		84,840	0.25%
99,000	8.40%, 04/20/2023		97,604	0.29%
108,000	8.40%, 04/20/2024		106,855	0.32%
25,000	8.40%, 04/20/2031		23,127	0.07%
44,000	8.40%, 10/20/2018		44,440	0.13%
75,000	8.40%, 10/20/2019		75,750	0.22%
82,000	8.40%, 10/20/2020		82,820	0.25%
89,000	8.40%, 10/20/2021		88,795	0.26%
86,000	8.40%, 10/20/2022		83,833	0.25%
43,000	8.40%, 10/20/2025		42,389	0.13%
100,000	8.40%, 10/20/2030		92,860	0.28%
	Manifestations Worldwide, Inc.
29,000	7.60%, 03/17/2025		27,083	0.08%
31,000	7.60%, 03/17/2026		28,663	0.09%
33,000	7.60%, 03/17/2027		30,192	0.09%
36,000	7.60%, 03/17/2028		32,555	0.10%
38,000	7.60%, 03/17/2029		33,565	0.10%
41,000	7.60%, 03/17/2030		35,604	0.11%
44,000	7.60%, 03/17/2031		37,761	0.11%
48,000	7.60%, 03/17/2032		40,646	0.12%
52,000	7.60%, 03/17/2033		43,862	0.13%
56,000	7.60%, 03/17/2034		46,945	0.14%
60,000	7.60%, 03/17/2035		49,740	0.15%
65,000	7.60%, 03/17/2036		53,300	0.16%
70,000	7.60%, 03/17/2037		56,784	0.17%
76,000	7.60%, 03/17/2038		61,408	0.18%
8,000	7.60%, 09/17/2024		7,485	0.02%
29,000	7.60%, 09/17/2025		26,947	0.08%
33,000	7.60%, 09/17/2026		30,350	0.09%
34,000	7.60%, 09/17/2027		30,933	0.09%
38,000	7.60%, 09/17/2028		33,961	0.10%
41,000	7.60%, 09/17/2029		35,846	0.11%
44,000	7.60%, 09/17/2030		37,959	0.11%
47,000	7.60%, 09/17/2031		40,072	0.12%
51,000	7.60%, 09/17/2032		43,085	0.13%
54,000	7.60%, 09/17/2033		45,398	0.13%
59,000	7.60%, 09/17/2034		49,182	0.15%
63,000	7.60%, 09/17/2035		51,937	0.15%
68,000	7.60%, 09/17/2036		55,447	0.16%
73,000	7.60%, 09/17/2037		59,101	0.18%
79,000	7.60%, 09/17/2038		63,753	0.19%
	Iglesia Cristiana La Nueva Jerusalem, Inc. (c) (d)
100,000	7.50%, 02/05/2031		90,480	0.27%
54,000	7.50%, 08/05/2029		48,881	0.15%
146,000	7.50%, 02/05/2029		133,342	0.40%
112,000	7.50%, 02/05/2027		102,290	0.30%
	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d)
33,000	7.70%, 05/28/2013		19,754	0.06%
26,000	7.70%, 11/28/2012		15,564	0.05%
34,000	7.70%, 11/28/2013		20,352	0.06%
35,000	7.80%, 05/28/2014		20,951	0.06%
63,000	8.40%, 05/28/2021		37,907	0.11%
68,000	8.40%, 05/28/2022		40,963	0.12%
30,000	8.40%, 05/28/2024		17,985	0.05%
86,000	8.40%, 05/28/2025		51,583	0.15%
93,000	8.40%, 05/28/2026		55,800	0.17%
154,000	8.40%, 05/28/2032		91,707	0.27%
64,000	8.40%, 11/28/2021		38,534	0.11%
32,000	8.40%, 11/28/2023		19,056	0.06%
33,000	8.40%, 11/28/2024		19,787	0.06%
91,000	8.40%, 11/28/2025		54,591	0.16%
98,000	8.40%, 11/28/2026		58,810	0.17%
42,000	8.40%, 11/28/2031		25,011	0.07%
156,000	8.40%, 11/28/2032		92,898	0.28%
	Truth For Living Ministries, Inc. (c) (d)
73,600	7.80%, 03/15/2024		31,199	0.09%
76,431	7.80%, 09/15/2024		32,399	0.10%
46,236	7.80%, 03/15/2028		19,761	0.06%
33,969	7.80%, 09/15/2027		14,518	0.03%
Georgia		5.41%
	Bible Baptist Church of Newnan, Inc. (c) (d)
32,000	7.60%, 03/01/2015		10,595	0.03%
33,000	7.70%, 09/01/2015		10,982	0.03%
39,000	7.80%, 03/01/2018		12,967	0.04%
46,000	7.80%, 03/01/2020		15,263	0.05%
50,000	7.80%, 03/01/2021		16,535	0.05%
11,000	7.80%, 09/01/2018		3,639	0.01%
45,000	7.80%, 09/01/2019		14,913	0.04%
48,000	7.80%, 09/01/2020		15,864	0.05%
50,000	7.90%, 03/01/2023		16,570	0.05%
38,000	7.90%, 03/01/2034		12,437	0.04%
159,000	7.90%, 03/01/2036		52,041	0.15%
56,000	7.90%, 09/01/2022		18,547	0.06%
89,000	7.90%, 09/01/2035		29,432	0.09%
64,000	7.90%, 09/01/2036		21,165	0.06%
54,000	8.00%, 03/01/2022		17,976	0.05%
51,000	8.00%, 09/01/2021		16,963	0.05%
	Victory Baptist Church of Loganville, Inc.
67,000	7.90%, 01/15/2030		59,985	0.18%
72,000	7.90%, 01/15/2031		63,742	0.19%
78,000	7.90%, 01/15/2032		68,258	0.20%
84,000	7.90%, 01/15/2033		73,164	0.22%
90,000	7.90%, 01/15/2034		77,976	0.23%
98,000	7.90%, 01/15/2035		84,094	0.25%
106,000	7.90%, 01/15/2036		90,015	0.27%
115,000	7.90%, 01/15/2037		96,646	0.29%
123,000	7.90%, 01/15/2038		102,939	0.31%
69,000	7.90%, 07/15/2030		61,396	0.18%
74,000	7.90%, 07/15/2031		65,179	0.19%
81,000	7.90%, 07/15/2032		70,624	0.21%
87,000	7.90%, 07/15/2033		75,577	0.22%
95,000	7.90%, 07/15/2034		81,947	0.24%
101,000	7.90%, 07/15/2035		86,224	0.26%
110,000	7.90%, 07/15/2036		92,928	0.28%
119,000	7.90%, 07/15/2037		99,758	0.30%
129,000	7.90%, 07/15/2038		107,779	0.32%
42,000	8.00%, 01/15/2024		40,480	0.12%
40,000	8.00%, 07/15/2023		38,556	0.10%
Illinois		2.86%
	First Baptist Church of Melrose Park (c) (d)
35,000	7.80%, 06/12/2019		35,248	0.10%
37,000	7.80%, 06/12/2020		37,337	0.11%
41,000	7.80%, 06/12/2021		41,225	0.12%
45,000	7.80%, 06/12/2022		45,297	0.13%
37,000	7.80%, 12/12/2019		37,300	0.11%
40,000	7.80%, 12/12/2020		40,196	0.12%
42,000	7.80%, 12/12/2021		42,256	0.13%
51,000	7.90%, 06/12/2024		51,087	0.15%
56,000	7.90%, 06/12/2025		56,123	0.17%
43,000	7.90%, 06/12/2030		42,781	0.13%
112,000	7.90%, 06/12/2034		111,429	0.33%
50,000	7.90%, 12/12/2023		50,075	0.15%
54,000	7.90%, 12/12/2024		54,108	0.16%
86,000	7.90%, 12/12/2030		85,561	0.25%
24,000	7.90%, 12/12/2033		23,878	0.07%
117,000	7.90%, 12/12/2034		116,403	0.35%
48,000	8.00%, 06/12/2023		48,365	0.14%
45,000	8.00%, 12/12/2022		45,320	0.14%
Indiana		3.78%
	Madison Park Church of God, Inc. (c) (d)
70,000	7.90%, 01/31/2024		47,131	0.14%
100,000	7.90%, 01/31/2025		67,360	0.20%
100,000	7.90%, 01/31/2026		67,390	0.20%
50,000	7.90%, 01/31/2027		33,710	0.10%
100,000	7.90%, 01/31/2028		67,440	0.20%
193,000	7.90%, 01/31/2029		130,198	0.39%
169,000	7.90%, 01/31/2032		113,044	0.34%
151,000	7.90%, 07/31/2025		101,744	0.30%
95,000	7.90%, 07/31/2029		63,545	0.19%
306,000	7.90%, 07/31/2031		204,683	0.62%
196,000	8.00%, 01/31/2023		132,712	0.39%
189,000	8.00%, 07/31/2022		127,915	0.38%
	Mizpah, Inc. Ebenezer Missionary Baptist Church (c) (d)
27,000	7.90%, 06/22/2033		9,364	0.03%
29,000	7.90%, 06/22/2034		10,057	0.03%
32,000	7.90%, 06/22/2035		11,098	0.03%
34,000	7.90%, 06/22/2036		11,792	0.03%
38,000	7.90%, 06/22/2037		13,178	0.04%
24,000	7.90%, 12/22/2031		8,323	0.02%
26,000	7.90%, 12/22/2032		9,017	0.03%
29,000	7.90%, 12/22/2033		10,057	0.03%
31,000	7.90%, 12/22/2034		10,751	0.03%
33,000	7.90%, 12/22/2035		11,444	0.03%
36,000	7.90%, 12/22/2036		12,485	0.03%
Louisiana		4.91%
	Living Way Apostolic Church, Inc.
43,000	7.80%, 04/20/2019		43,430	0.13%
49,000	7.80%, 04/20/2021		49,377	0.15%
44,000	7.80%, 10/20/2019		44,440	0.13%
48,000	7.80%, 10/20/2020		48,480	0.14%
52,000	7.80%, 10/20/2021		50,476	0.15%
73,000	7.90%, 04/20/2026		69,051	0.20%
79,000	7.90%, 04/20/2027		73,976	0.22%
85,000	7.90%, 04/20/2028		78,693	0.23%
47,000	7.90%, 04/20/2029		42,549	0.13%
100,000	7.90%, 04/20/2030		89,230	0.26%
103,000	7.90%, 04/20/2031		90,980	0.27%
91,000	7.90%, 04/20/2032		79,534	0.24%
126,000	7.90%, 04/20/2033		109,519	0.33%
136,000	7.90%, 04/20/2034		117,477	0.35%
70,000	7.90%, 10/20/2025		66,458	0.20%
88,000	7.90%, 10/20/2028		80,608	0.24%
96,000	7.90%, 10/20/2029		86,141	0.26%
103,000	7.90%, 10/20/2030		91,299	0.27%
15,000	7.90%, 10/20/2031		13,156	0.04%
121,000	7.90%, 10/20/2032		105,464	0.31%
141,000	7.90%, 10/20/2034		121,091	0.36%
53,000	8.00%, 04/20/2022		50,090	0.15%
56,000	8.00%, 10/20/2022		53,290	0.15%
Maryland		0.11%
	Ark of Safety Christian Chruch, Inc. (c) (d)
40,000	8.00%, 04/15/2029		38,404	0.11%
Massachusetts		2.27%
	Harvest Ministries of New England, Inc.
76,000	7.30%, 02/20/2028		67,070	0.20%
83,000	7.30%, 02/20/2029		71,397	0.21%
89,000	7.30%, 02/20/2030		75,160	0.22%
95,000	7.30%, 02/20/2031		79,230	0.24%
95,000	7.30%, 02/20/2033		77,748	0.23%
118,000	7.30%, 02/20/2034		95,875	0.28%
85,000	7.30%, 08/20/2029		72,326	0.21%
99,000	7.30%, 08/20/2031		81,982	0.24%
63,000	7.30%, 08/20/2032		51,698	0.15%
114,000	7.30%, 08/20/2033		92,887	0.29%
Michigan		0.16%
	Living Bread Ministries, Inc. (c) (d)
10,000	7.50%, 02/15/2016		3,114	0.01%
22,000	7.50%, 02/15/2017		6,844	0.02%
24,000	7.50%, 02/15/2018		7,442	0.02%
26,000	7.50%, 02/15/2019		8,032	0.02%
21,000	7.50%, 08/15/2016		6,550	0.02%
22,000	7.50%, 08/15/2017		6,829	0.02%
24,000	7.50%, 08/15/2018		7,404	0.02%
26,000	7.50%, 08/15/2019		8,039	0.03%
New Jersey		1.65%
	International Faith Ministries, Inc. (c) (d)
13,000	7.90%, 05/10/2023		7,661	0.02%
15,000	7.90%, 05/10/2024		8,787	0.03%
16,000	7.90%, 05/10/2025		9,378	0.03%
24,000	7.90%, 05/10/2028		14,083	0.04%
27,000	7.90%, 05/10/2029		15,849	0.05%
30,000	7.90%, 05/10/2030		17,457	0.05%
33,000	7.90%, 05/10/2031		19,203	0.06%
36,000	7.90%, 05/10/2032		20,948	0.06%
40,000	7.90%, 05/10/2033		23,276	0.07%
44,000	7.90%, 05/10/2034		25,604	0.08%
48,000	7.90%, 05/10/2035		27,931	0.08%
52,000	7.90%, 05/10/2036		30,259	0.09%
61,000	7.90%, 05/10/2037		35,496	0.11%
24,000	7.90%, 11/10/2023		14,057	0.04%
26,000	7.90%, 11/10/2024		15,236	0.05%
28,000	7.90%, 11/10/2025		16,413	0.05%
22,000	7.90%, 11/10/2027		12,907	0.04%
35,000	7.90%, 11/10/2028		20,542	0.06%
37,000	7.90%, 11/10/2029		21,530	0.06%
41,000	7.90%, 11/10/2030		23,858	0.07%
33,000	7.90%, 11/10/2031		19,203	0.06%
48,000	7.90%, 11/10/2032		27,931	0.08%
56,000	7.90%, 11/10/2034		32,586	0.10%
61,000	7.90%, 11/10/2035		35,496	0.11%
66,000	7.90%, 11/10/2036		38,405	0.11%
11,000	8.00%, 05/10/2022		6,512	0.02%
22,000	8.00%, 11/10/2022		12,956	0.03%
North Carolina		0.14%
	Accumulated Resources of Kindred Spirits (c) (d)
60,726	7.75%, 12/01/2009		45,751	0.14%
Ohio		1.86%
	Worldview Community Church (c) (d)
14,456	7.50%, 06/12/2018		5,685	0.02%
57,822	7.50%, 12/12/2020		22,591	0.07%
59,749	7.50%, 06/12/2021		23,356	0.07%
62,641	7.50%, 12/12/2021		24,499	0.07%
70,343	7.60%, 06/12/2023		27,553	0.08%
72,270	7.60%, 12/12/2023		28,135	0.08%
75,161	7.60%, 06/12/2024		29,268	0.09%
79,015	7.60%, 12/12/2024		30,776	0.09%
80,942	7.60%, 06/12/2025		31,535	0.09%
113,705	7.60%, 12/12/2029		43,970	0.13%
122,377	7.60%, 12/12/2030		47,323	0.14%
127,195	7.60%, 06/12/2031		49,186	0.15%
105,032	7.60%, 06/12/2032		40,616	0.12%
142,613	7.60%, 12/12/2032		55,148	0.16%
147,431	7.60%, 06/12/2033		57,012	0.17%
153,212	7.60%, 12/12/2033		59,247	0.18%
64,534	8.00%, 06/12/2022		25,394	0.08%
67,423	8.00%, 12/12/2022		26,396	0.07%
Rhode Island		3.17%
	The Cathedral of Life Christian Assembly
15,000	7.30%, 08/15/2014		15,032	0.04%
23,000	7.50%, 02/15/2021		22,913	0.07%
25,000	7.50%, 02/15/2022		23,090	0.07%
10,000	7.50%, 08/15/2016		10,100	0.03%
11,000	7.50%, 08/15/2017		11,110	0.03%
23,000	7.50%, 08/15/2020		23,193	0.07%
25,000	7.50%, 08/15/2021		24,086	0.07%
37,000	7.60%, 02/15/2027		33,896	0.10%
40,000	7.60%, 02/15/2028		36,240	0.11%
43,000	7.60%, 02/15/2029		38,055	0.11%
46,000	7.60%, 02/15/2030		39,992	0.12%
50,000	7.60%, 02/15/2031		42,950	0.13%
53,000	7.60%, 02/15/2032		44,949	0.13%
58,000	7.60%, 02/15/2033		48,987	0.15%
62,000	7.60%, 02/15/2034		52,037	0.15%
67,000	7.60%, 02/15/2035		55,630	0.17%
58,000	7.60%, 02/15/2037		47,108	0.14%
35,000	7.60%, 08/15/2026		32,232	0.10%
39,000	7.60%, 08/15/2027		35,533	0.11%
41,000	7.60%, 08/15/2028		36,724	0.11%
45,000	7.60%, 08/15/2029		39,389	0.12%
48,000	7.60%, 08/15/2030		41,462	0.12%
52,000	7.60%, 08/15/2031		44,408	0.13%
60,000	7.60%, 08/15/2033		50,508	0.15%
65,000	7.60%, 08/15/2034		54,269	0.16%
70,000	7.60%, 08/15/2035		57,806	0.17%
62,000	7.60%, 08/15/2036		50,635	0.15%
7,000	7.60%, 08/15/2037		5,673	0.02%
28,000	8.00%, 02/15/2023		26,860	0.08%
26,000	8.00%, 08/15/2022		24,645	0.06%
Tennessee		2.27%
	Grace Christian Fellowship Church, Inc. (c) (d)
40,000	8.40%, 01/18/2022		17,532	0.05%
44,000	8.40%, 01/18/2023		19,197	0.06%
47,000	8.40%, 01/18/2024		20,393	0.06%
51,000	8.40%, 01/18/2025		22,139	0.07%
56,000	8.40%, 01/18/2026		24,321	0.07%
60,000	8.40%, 01/18/2027		26,064	0.08%
30,000	8.40%, 01/18/2029		13,041	0.04%
77,000	8.40%, 01/18/2030		33,195	0.10%
41,000	8.40%, 04/18/2022		17,975	0.05%
44,000	8.40%, 04/18/2023		19,202	0.06%
47,000	8.40%, 04/18/2024		20,393	0.06%
52,000	8.40%, 04/18/2025		22,573	0.07%
56,000	8.40%, 04/18/2026		24,315	0.07%
52,000	8.40%, 04/18/2029		22,604	0.07%
78,000	8.40%, 04/18/2030		33,618	0.10%
21,000	8.40%, 04/18/2031		9,051	0.03%
100,000	8.40%, 04/18/2033		43,100	0.13%
38,000	8.40%, 07/18/2021		16,553	0.05%
41,000	8.40%, 07/18/2022		17,880	0.05%
45,000	8.40%, 07/18/2023		19,521	0.06%
34,000	8.40%, 07/18/2024		14,756	0.04%
20,000	8.40%, 07/18/2029		8,622	0.03%
81,000	8.40%, 07/18/2030		34,919	0.10%
38,000	8.40%, 07/18/2031		16,382	0.05%
39,000	8.40%, 10/18/2021		16,992	0.05%
42,000	8.40%, 10/18/2022		18,321	0.05%
46,000	8.40%, 10/18/2023		19,955	0.06%
50,000	8.40%, 10/18/2024		21,700	0.06%
54,000	8.40%, 10/18/2025		23,447	0.07%
58,000	8.40%, 10/18/2026		25,189	0.07%
35,000	8.40%, 10/18/2028		15,211	0.05%
75,000	8.40%, 10/18/2029		32,325	0.10%
81,000	8.40%, 10/18/2030		34,911	0.10%
88,000	8.40%, 10/18/2031		37,928	0.11%
Texas		4.34%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		202,000	0.60%
100,000	7.60%, 06/15/2018		101,000	0.30%
	Iglesia Templo Jerusalen
46,000	7.90%, 12/12/2027		42,785	0.13%
58,000	7.90%, 06/12/2028		53,464	0.16%
60,000	7.90%, 12/12/2028		54,750	0.16%
48,000	7.90%, 06/12/2029		43,301	0.13%
65,000	7.90%, 12/12/2029		58,214	0.17%
68,000	7.90%, 06/12/2030		60,506	0.18%
37,000	7.90%, 12/12/2032		32,186	0.10%
36,000	7.90%, 06/12/2033		31,327	0.09%
76,000	7.90%, 12/12/2033		65,740	0.20%
93,000	7.90%, 06/12/2034		80,417	0.24%
96,000	7.90%, 12/12/2034		82,358	0.24%
100,000	7.90%, 06/12/2035		85,390	0.25%
79,000	7.90%, 12/12/2035		67,079	0.20%
108,000	7.90%, 06/12/2036		91,260	0.27%
86,000	7.90%, 12/12/2036		72,283	0.21%
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		93,070	0.28%
19,000	7.80%, 12/15/2020		19,190	0.06%
20,000	7.80%, 06/15/2021		19,852	0.06%
23,000	7.90%, 12/15/2022		21,843	0.06%
23,000	7.90%, 06/15/2023		22,016	0.07%
24,000	7.90%, 12/15/2023		22,978	0.07%
21,000	8.00%, 12/15/2021		20,261	0.05%
21,000	8.00%, 06/15/2022		19,856	0.06%
Virginia		0.00%
	New Life Anointed Ministries International, Inc. (c) (d)
171,000	7.80%, 06/21/2020		17	0.00%
100,000	7.80%, 12/21/2020		10	0.00%
64,000	7.80%, 06/21/2022		6	0.00%
124,000	7.80%, 06/21/2023		13	0.00%
60,000	7.80%, 12/21/2023		6	0.00%
103,000	7.80%, 06/21/2024		10	0.00%
115,000	7.80%, 12/21/2024		12	0.00%
142,000	7.80%, 12/21/2025		14	0.00%

Washington		1.39%
	Cascade Christian Center of Skagit Valley (e)
606,931	3.50%, 10/20/2020		469,340	1.39%
Washington, DC		0.50%
	Metropolitan Baptist (c) (d)
77,000	8.20%, 01/12/2015		24,294	0.07%
80,000	8.30%, 07/12/2015		25,384	0.08%
98,000	8.40%, 01/12/2018		31,115	0.09%
45,000	8.40%, 07/12/2018		14,215	0.05%
100,000	8.40%, 01/12/2027		31,270	0.09%
130,000	8.40%, 01/12/2033		40,651	0.12%

Total Church Mortgage Bonds (Cost $33,896,869)		70.78%	23,849,689	70.78%

CHURCH MORTGAGE LOANS (b)

California		2.73%
	Mount Olive Missionary Baptist Church of Fresno (e)
922,693	3.50%, 09/01/2013		918,079	2.73%
Georgia		2.80%
	God First Breakthrough Ministries, Inc. (e)
1,073,437	6.50%, 03/01/2014		943,443	2.80%
Nevada		0.94%
	Iglesia Christiana Verbo De Dios, Inc. (e)
370,835	0.00%, 01/01/2014		315,358	0.94%
New Jersey		1.85%
	Igreja Batista Do Calverio
743,217	8.75%, 08/01/2038		624,599	1.85%
Texas		2.91%
	Pleasant Grove Missionary Baptist Foundation (d) (f)
1,460,807	7.50%, 08/01/2033		980,493	2.91%

Total Church Mortgage Loans (Cost $4,570,987)		11.23%	3,781,972	11.23%

OPEN-END MUTUAL FUNDS		4.41%

137,868	Vanguard Short-Term Investment Grade Fund		1,484,835	4.41%
	(Cost $1,500,000)

SHORT TERM INVESTMENTS		13.09%

Money Market Funds
4,410,316	Fifth Third Institutional Money Market - 0.01%*		4,410,316	13.09%
	(Cost $4,410,316)

Total Investments - (Cost $45,699,635)		99.51%	33,526,812	99.51%

OTHER ASSETS IN EXCESS OF LIABILITIES		0.49%	163,940	0.49%

Net Assets		100.00%	33,690,752	100.00%

(a) The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.

(b) The Mortgagee has the right to prepay the Loans at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market. The Fund participates in the principal and interest payments from the
Mortgagee with the California Baptist Foundation's Church Loan Fund.

(c) Represents non-income producing security.

(d) Security is in default or is delinquent on interest or principal payments. As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer

(e) The trustee of the issuer has completed restructuring of the bond and/or mortgage. The restructured terms reduced the interest rate and/or shortened the maturity period.

(f) Security is considered income producing; however, interest payments received during the period represented only a portion of the total interest due.

* Variable rate security; the coupon rate shown represents the yield at June 30, 2014.

As of June 30, 2014, the cost of investments were $45,699,635, the gross unrealized appreciation on investments were $22,443 and the gross unrealized depreciation on investments were $12,209,181, for a net realized depreciation of $12,186,738 for federal income tax purposes.

CAPSTONE CHURCH CAPITAL FUND

Notes to Schedule of Investments
June 30, 2014

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments inchurch mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value.  Bonds and mortgage loans with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  Capstone Asset Management Company’s (“CAMCO” or “Adviser”) fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

For performing bonds in which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Inputs used by the pricing service may not be considered observable and may be considered proprietary.

When the price from an independent pricing service is unavailable, the Adviser’s internal Valuation Committee will use the Market or Income Approach, whichever is appropriate.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church mortgage bonds.  The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser will determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

- the general conditions in the church bond market and the overall financial market
- the transaction price of any recent sales or purchases of the security
- the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
- the estimated value of the underlying collateral
- the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

- any current independent appraisal values
- any current listing price
- index adjusted appraisal values based on published real estate sources
- estimated costs associated with the disposition of the property
- risk adjusted discount rate
- estimated time to sell in years
- probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  A decrease to the aforementioned types of changes cause their value to increase.

The Adviser may also incorporate a probability analysis into its valuation approach for certain defaulted bonds, whereby the value of the bond is derived from a weighted assessment by the Adviser of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Adviser's consideration of the likelihood of each outcome.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”).The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.  In determining the fair value of the church mortgage loans, the Adviser also considered the potential results of the trustee’s actions, including restructuring, refinance, acceleration of payments or other liquidation of property collateralizing the church mortgage loans.  For mortgages that have been restructured, the Adviser is currently valuing such mortgages under the Income Approach until additional information is available as to the church's ability to perform under the revised terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in open-end mutual funds and money market funds are generally priced at the respective open-end mutual fund's or money market fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table presents information about the Fund’s assets measured at fair value as of June 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Balance as of
Assets	(Level 1)	(Level 2)	(Level 3)	June 30, 2014
Church Mortgage Bonds	$ -	$ -	$ 23,849,689	$ 23,849,689
Church Mortgage Loans	-	-	3,781,972	3,781,972
Open-End Mutual Fund	1,484,835	-	-	1,484,835
Short Term Investments	4,410,316	-	-	4,410,316
	$ 5,895,151	$ -	$ 27,631,661	$ 33,526,812

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the period ended June 30, 2014.

See the Schedule of Investments for state classification of church mortgage bonds and loans.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 10/01/2013	$ 25,382,007	$ 4,417,083	$ 29,799,090
Accrued Accretion/(Amoritzation)	-	-	-
Unrealized Appreciation/(Depreciation)	1,225,836	(345,990)	879,846
Realized Gain/(Loss)	(200,618)	-	(200,618)
Gross Sales and Paydowns	(2,557,536)	(289,120)	(2,846,656)
Gross Purchases	-	-	-
Transfer In/(Out) of Level 3	-	-	-
Balance as of 06/30/2014	$ 23,849,689	$ 3,781,973	$ 27,631,662

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski, President

Date: August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski, President

Date: August 29, 2014

By /s/Carla Homer

* Carla Homer, Treasurer

Date: August 29, 2014

* Print the name and title of each signing officer under his or her signature.